SHARE-BASED COMPENSATION - Non-vested options (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - Stock options - $ / shares		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2019
Options
Nonvested at the beginning	247,122	367,365
Granted		82,065
Vested	(3,563)	(136,459)
Forfeited		(65,849)
Nonvested at the end	243,559	247,122
Weighted- average grant date fair value
Nonvested at the beginning (in dollars per share)	$ 2.53	$ 3.06
Granted (in dollars per share)		1.57
Vested (in dollars per share)	2.53	3.02
Forfeited (in dollars per share)		3.27
Nonvested at the end (in dollars per share)	$ 2.53	$ 2.53